Debt - Principal Amount, Carrying Amount and Fair Values of Long-term Debt (Details) € in Millions	Dec. 31, 2025 USD ($)	Dec. 17, 2025 USD ($)	Sep. 04, 2025 USD ($)	Jul. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Sep. 10, 2024 USD ($)	Aug. 31, 2022 EUR (€)	Dec. 17, 2020 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Principal amount	$ 1,667,273,000				$ 1,399,462,000
Unamortized debt discount and issuance costs	(12,845,000)				(7,914,000)
Long-term debt	1,654,428,000				1,391,548,000
Fair value	1,689,836,000				1,381,725,000
German Private Placement (2017 Schuldschein) | Level 2
Debt Instrument [Line Items]
Fair value					14,560,000
Senior Unsecured Notes | Convertible Notes due 2027
Debt Instrument [Line Items]
Principal amount	26,000,000	$ 500,000,000.0			500,000,000			$ 500,000,000.0
Unamortized debt discount and issuance costs	0				(1,598,000)
Long-term debt	26,000,000				498,402,000
Senior Unsecured Notes | Convertible Notes due 2027 | Level 1
Debt Instrument [Line Items]
Fair value	23,844,000				475,835,000
Senior Unsecured Notes | 2.500% Senior Unsecured Convertible Notes due 2031
Debt Instrument [Line Items]
Principal amount	500,000,000				500,000,000	$ 500,000,000.0
Unamortized debt discount and issuance costs	(4,746,000)				(5,579,000)
Long-term debt	495,254,000				494,421,000
Senior Unsecured Notes | 2.500% Senior Unsecured Convertible Notes due 2031 | Level 1
Debt Instrument [Line Items]
Fair value	520,570,000				511,150,000
Senior Unsecured Notes | 2.000% Senior Unsecured Convertible Notes due 2032
Debt Instrument [Line Items]
Principal amount	750,000,000		$ 750,000,000.0
Unamortized debt discount and issuance costs	(7,606,000)
Long-term debt	742,394,000				0
Senior Unsecured Notes | 2.000% Senior Unsecured Convertible Notes due 2032 | Level 1
Debt Instrument [Line Items]
Fair value	762,600,000
Private Placement Bond | German Private Placement (2017 Schuldschein)
Debt Instrument [Line Items]
Principal amount	17,039,000				15,069,000				$ 331,100,000
Unamortized debt discount and issuance costs	(7,000)				(19,000)
Long-term debt	17,032,000				15,050,000
Private Placement Bond | German Private Placement (2017 Schuldschein) | Level 2
Debt Instrument [Line Items]
Fair value	16,692,000
Private Placement Bond | German Private Placement (2022 Schuldschein)
Debt Instrument [Line Items]
Principal amount	374,234,000			$ 51,500,000	384,393,000		€ 370.0
Unamortized debt discount and issuance costs	(486,000)				(718,000)
Long-term debt	373,748,000				383,675,000
Private Placement Bond | German Private Placement (2022 Schuldschein) | Level 2
Debt Instrument [Line Items]
Fair value	$ 366,130,000				$ 380,180,000